PROSPECTUS
                                                                   July 15, 2003
                                                         Revised August 29, 2003



                       WELLS  FAMILY  OF REAL  ESTATE  FUNDS
                      6200 The Corners Parkway, Suite 250
                             Atlanta, Georgia 30092


                            WELLS S&P REIT INDEX FUND
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares
                                 Class R Shares

================================================================================
The Wells S&P REIT Index Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index by investing in the stocks included in the Index.

Wells Asset Management, Inc. (the "Adviser") serves as the investment manager to the Fund. PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), manages the Fund's investments under the supervision of the Adviser.

Through this Prospectus, the Fund is offering four classes of shares, each with a different combination of sales loads, ongoing fees and other features. The different distribution arrangements permit you to choose the method of purchasing shares that you believe is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other relevant circumstances.

This Prospectus has information about the Wells S&P REIT Index Fund that you should know before investing. You should read this Prospectus and keep it for future reference.

                               TABLE OF CONTENTS
================================================================================
Risk/Return Summary .......................................................    2
Expense Information .......................................................    4
Investment Objective, Investment Strategies and Risk Considerations .......    6
Operation of the Fund .....................................................    8
Buying Fund Shares ........................................................    9
Redeeming Your Shares .....................................................   16
Distribution Plans ........................................................   17
Dividends and Distributions ...............................................   18
Taxes .....................................................................   18
Calculation of Share Price and Public Offering Price ......................   19
Financial Highlights ......................................................   20
Customer Privacy Policy ...................................................   23
--------------------------------------------------------------------------------
                                                                               1

RISK/RETURN SUMMARY
================================================================================
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "S&P REIT Index" or the "Index").

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
Normally, at least 95% of the Fund's total assets are invested in the stocks included in the S&P REIT Index. The Fund will invest in stocks represented in the Index in proportions substantially similar to the Index. The Fund is normally invested in all of the stocks which comprise the Index, except when changes are made to the Index itself.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The Fund's investment return and net asset value will fluctuate, and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     MARKET RISK -- Stock prices, including prices of REIT stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REITs may decline, regardless of any one company's prospects. As a result, the Fund may also decline in a declining stock market.

     REAL ESTATE INDUSTRY RISK -- When profits, revenues, or the value of real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which include, without limitation:

     o    possible declines in the value of real estate
     o    adverse general and local economic conditions
     o    possible lack of availability of mortgage funds
     o    overbuilding in a REIT's market
     o    changes in interest rates
     o    environmental problems

REIT INVESTMENT RISK -- In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following:
dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

INTEREST RATE RISK -- Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

INVESTMENT COMPETITION RISK -- REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund may decline in value.

INDUSTRY CONCENTRATION RISK -- The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

PERFORMANCE  SUMMARY

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing:

     --   the changes in the Fund's performance from year to year, and

     -- how the Fund's average annual returns compare with those of the Index it tracks.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



[GRAPHIC OMITTED]
                               CLASS A PERFORMANCE

                         1999     2000     2001     2002

                       -6.24%    27.56%   12.63%    2.97%


During the period shown in the bar chart, the highest return for a quarter was 10.64% during the quarter ended June 30, 2001 and the lowest return for a quarter was -8.97% during the quarter ended September 30, 2002.

The year-to-date return of the Fund's Class A shares through June 30, 2003 is 13.04%

The impact of taxes and sales loads are not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class R shares will differ from the performance of Class A shares to the extent that the Classes do not have the same expenses or inception dates.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2002)

The table below shows how the Fund's average annual total returns compare with those of the S&P REIT Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are shown for Class A shares only and after-tax returns for Class B, Class C and Class R shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         One Year          Since Inception*
                                      ---------------------------------------
Class A Shares
  Return Before Taxes                     -1.15%                 1.41%
  Return After Taxes on Distributions     -2.61%                -0.35%
  Return After Taxes on Distributions
   and Sale of Fund Shares                -0.30%                 0.23%
S&P REIT Index**                           4.05%                 3.66%

Class B Shares
  Return Before Taxes                     -2.66%                 5.86%
S&P REIT Index**                           4.05%                 8.95%

Class C Shares
  Return Before Taxes                      1.29%                 6.81%
S&P REIT Index**                           4.05%                 8.85%

* The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999 and the initial public offering of Class C shares commenced on May 5, 1999.

** Reflects no deduction for fees, expenses or taxes.

For purposes of calculating average annual total returns, we assumed the deduction of the maximum sales charge of 4% for Class A shares, and the deduction of the applicable contingent deferred sales charge for Class B and Class C shares Class R shares have no previous performance history to report.

EXPENSE INFORMATION
================================================================================
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                        CLASS A    CLASS B    CLASS C    CLASS R
                                                        SHARES     SHARES     SHARES     SHARES
                                                      -------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............      4.00%     None       None       None
Maximum Contingent Deferred Sales Charge (Load)
  (as a percentage of original purchase price,
   or the amount redeemed, whichever is less) .....      None(1)   5.00%(2)   1.00%(3)   None
Sales Charge (Load) Imposed on Reinvested Dividends      None      None       None       None
Redemption Fee ....................................      None(4)   None(4)    None(4)    None(4)


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                        CLASS A    CLASS B    CLASS C    CLASS R
                                                        SHARES     SHARES     SHARES     SHARES
                                                      -------------------------------------------
Management Fees ...................................       .50%      .50%       .50%       .50%
Distribution (12b-1) Fees .........................       .25%     1.00%      1.00%       .75%
Other Expenses* ...................................       .63%      .67%       .69%       .24%
                                                        ------    ------     ------     ------
Total Annual Fund Operating Expenses** ............      1.38%     2.17%      2.19%      1.49%
                                                        ======    ======     ======     ======


* Other Expenses for Class R shares are based on estimated amounts for the current fiscal year.

** THE ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002 WERE 0.99%, 1.74% AND 1.74%, RESPECTIVELY. THE ADVISER INTENDS TO CONTINUE WAIVING FEES AND REIMBURSING FUND EXPENSES IN ORDER TO MAINTAIN TOTAL ANNUAL FUND OPERATING EXPENSES AT OR BELOW THESE LEVELS. HOWEVER, THIS ARRANGEMENT MAY BE DISCONTINUED AT ANY TIME AT THE OPTION OF THE ADVISER WITH AT LEAST SIX MONTHS WRITTEN NOTICE TO ALL INVESTORS AND BROKERS, IF THE FEE WAIVER IS CHANGED OR DISCONTINUED.

(1) Purchases at net asset value of amounts totaling $1 million or more would be subject to a contingent deferred sales load of 1.00% if a redemption occurred within one year of purchase and a commission was paid to a participating unaffiliated dealer.

(2) Class B shareholders pay a 5.00% contingent deferred sales load if shares are redeemed within one year of purchase. The contingent deferred sales load will be incrementally reduced over time. After the sixth year, no contingent deferred sales load will be assessed.

(3) Class C shareholders pay a 1.00% contingent deferred sales load if shares are redeemed within one year of purchase.

(4) A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $15. See "Redeeming Your Shares."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year       3 Years    5 Years      10 Years
                    -------      --------   --------     ---------
Class A Shares      $  535       $  819      $ 1,125      $ 1,991
Class B Shares         720          979        1,364        2,503
Class C Shares         322          685        1,175        2,524
Class R Shares         152          471          813        1,779

You would pay the following expenses if you did not redeem your shares:

                     1 Year       3 Years    5 Years      10 Years
                    -------      --------   --------     ---------
Class A Shares      $  535       $  819      $ 1,125      $ 1,991
Class B Shares         220          679        1,164        2,503
Class C Shares         222          685        1,175        2,524
Class R Shares         152          471          813        1,779

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS
================================================================================
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results corresponding to the performance of the S&P REIT Index by investing in the stocks included in the Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to duplicate the investment results of the S&P REIT Index. The Index is made up of approximately 100 stocks which constitute a representative sample of all U.S. publicly traded Real Estate Investment Trusts.

The Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, the Fund is "passively managed," where the investment advisers attempt to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and index performance correlation (an index fund is expected to move in the same direction -- up or down -- as its target index).

To be included in the Index, a REIT must be traded on a major U.S. stock exchange. As of December 31, 2002, 100 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

WHAT IS A REIT?
A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund, in the timing of the issuance or sale of the shares of the Fund, or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Under normal market conditions, at least 95% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. As of March 31, 2003, the Index includes approximately 95% equity REITs, 1% mortgage REITs and 4% hybrid REITs; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors daily the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Fund consistently fails to achieve its targeted correlation, the Fund will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

INVESTMENT  RISKS
There is no assurance that the Fund's investment objective will be met. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which you own will increase. Similarly, if the securities owned by the Fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.

An investment in the Fund is subject to numerous risks. Descriptions of the principal risks of an investment in the Fund, including, without limitation, a discussion of Real Estate Industry Risks and REIT Investment Risks, appears on page 2 of this Prospectus.

OPERATION OF THE FUND
================================================================================
The Fund is a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Trust's Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

The Trust retains Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells, III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee at the annual rate of .50% of the average value of its daily net assets.

PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), 9601 Blackwell Road, Suite 500, Rockville, Maryland, has been retained by the Adviser to manage the Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser a fee for its services to the Fund at the annual rate of .20% of the Fund's average daily net assets up to $100 million, .15% of the next $400 million of such assets, and .10% of such assets in excess of $500 million, subject to a minimum fee of $10,000 per month. The Sub-Adviser has been managing assets for institutional investors since 1993. The Sub-Adviser has approximately 10 years of experience in managing mutual fund portfolios which correlate to an index.

Wells Investment Securities, Inc. (the "Underwriter") serves as the primary agent for the distribution of shares of the Fund. The Underwriter is an affiliate of the Adviser by reason of common ownership. Leo F. Wells, III, President and a Trustee of the Trust, is the controlling shareholder of the Underwriter.

SETTLEMENT OF NASD ENFORCEMENT ACTION. In June 2003, the enforcement division of NASD, Inc. ("NASD") determined to institute an enforcement action against the Underwriter and Leo F. Wells, III (President of the Trust and the Adviser), in his capacity as registered principal of the Underwriter, for alleged NASD Rule violations relating to the educational and due diligence conferences sponsored by the Underwriter in 2001 and 2002.

On August 26, 2003, the Underwriter and Mr. Wells settled this contemplated NASD enforcement action against them by entering into a Letter of Acceptance, Waiver and Consent (AWC) with the NASD which contained findings by the NASD that the Underwriter and Mr. Wells had violated certain of its Conduct Rules related to providing non-cash compensation of more than $100 to associated persons of NASD member firms in connection with their attendance at the annual educational conferences sponsored by the Underwriter in 2001 and 2002.

Without admitting or denying the allegations and findings against them, the Underwriter and Mr. Wells consented in the AWC to various findings by the NASD which are summarized in the following paragraph:

In 2001 and 2002, Wells Investment Securities sponsored conferences attended by registered representatives who sold its real estate investment products. Wells Investment Securities also paid for certain expenses of guests of the registered representatives who attended the conferences. In 2001, Wells Investment Securities paid the costs of travel to the conference and meals for many of the guests, and paid the costs of playing golf for some of the registered representatives and their guests. Wells Investment Securities later invoiced registered representatives for the cost of golf and for travel expenses of guests, but was not fully reimbursed for such. In 2002, Wells Investment Securities paid for meals for the guests. Wells Investment Securities also conditioned most of the 2001 conference invitations on attainment by the registered representatives of a predetermined sales goal for Wells Investment Securities products. This conduct violated the prohibitions against payment and receipt of non-cash compensation in connection with the sales of these products contained in NASD's Conduct Rules 2710, 2810, and 3060. In addition, Wells Investment Securities and Mr. Wells failed to adhere to all of the terms of their written undertaking made in March 2001 not to engage in the conduct described above, and thereby engaged in conduct that was inconsistent with high standards of commercial honor and just and equitable principles of trade in violation of NASD Conduct Rule 2110.

The Underwriter consented to a censure and Mr. Wells consented to suspension from acting in a principal capacity with an NASD member firm for one year. The Underwriter and Mr. Wells also agreed to the imposition of a joint and several fine in the amount of $150,000. Although Mr. Wells is now prohibited from acting in a principal capacity with the Underwriter and has, therefore, resigned from all relevant positions in that regard, he will continue to engage in selling efforts on behalf of the Underwriter and other non-principal activities. Mr. Wells will also continue to serve as President and a Trustee of the Trust and as the President of the Adviser.

BUYING FUND SHARES
================================================================================
You may open an account with the Fund by investing at least the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. Several different account options and minimum investment amounts options are detailed below.

--------------------------------------------------------------------------------
                                ACCOUNT OPTIONS

Regular Accounts
----------------
Tax-Deferred Retirement Plans
-----------------------------

TRADITIONAL IRA
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

SPOUSAL IRA
An IRA in the name of a non-working spouse by a working spouse.

ROTH IRA
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

You may also open accounts for:

o    Keogh Plans for self-employed individuals

o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

o Coverdell Education Savings Accounts for funding a child's eligible education expenses

--------------------------------------------------------------------------------

                               MINIMUM INVESTMENT
                                  REQUIREMENTS

                                     Initial        Additional
                                     -------        ----------
Regular Accounts                     $2,500            None

Tax-Deferred
Retirement Plans                     $1,000            None

Automatic Investment
Plans:

Regular Accounts                     $2,500            $100

Tax-Deferred
Retirement Plans                     $1,000            $100

Automatic Investment Plans
--------------------------
You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th, the last business day of the month or both. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

You may also purchase shares of the Fund through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT. To open an account with us, please follow the steps outlined below.

1. Complete the enclosed Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, we will invest your purchase in Class A shares.

2.   Write a check for your initial investment to "Wells S&P REIT Index Fund."

3. Mail your completed Account Application and your check to the following address:

                           WELLS S&P REIT INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

You may also establish an account through your broker-dealer. Since your broker-dealer may charge you fees for his or her services other than those described in this Prospectus, you should ask your broker-dealer about fees before investing.

ADDING TO YOUR ACCOUNT. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your broker-dealer (ask your broker-dealer about any fees for his or her services). Additional purchase requests must include your name and account number to ensure proper crediting. Use the address above for additional purchases by mail, and call us c/o our transfer agent, Ultimus Fund Solutions, at 800-282-1581 for wiring instructions.

OTHER INFORMATION. In connection with all purchases of Fund shares, we observe the following policies and procedures:

     o We price direct purchases based on the next public offering price (net asset value plus any applicable sales load) computed after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

     o    We do not accept third party checks for any investments.

     o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

     o We may refuse to accept any purchase request for any reason or no reason.

     o We mail you confirmations of all your purchases or redemptions of Fund shares.

     o    Certificates representing shares are not issued.

     o We may bar excessive traders from purchasing shares. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses.

     o If your order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

     o There is no fee for purchases made by wire, but we may charge you for this service upon thirty days prior notice.

The Fund's Account Application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

CHOOSING A SHARE CLASS
Through this Prospectus the Fund is offering four classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A, B, and C shares are available for purchase by all types of investors. Class R shares are available only to 401(k) Plans and other qualified retirement plans. The five Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in sales loads and expenses to which they are subject. Before choosing a Class, you should consider the following factors, as well as any other relevant facts and circumstances:

INVESTORS OTHER THAN 401(K) AND OTHER QUALIFIED RETIREMENT PLANS AND THEIR PARTICIPANTS AND CERTAIN INSTITUTIONAL CLASS INVESTORS. The decision as to which Class of shares (A, B or C) is more beneficial to you depends on the amount and intended length of your investment and the type of account you open. You should consider Class A shares if you prefer to pay an initial sales load. If you qualify for reduced sales loads by investing over $50,000, you may find Class A shares particularly attractive because Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Fund, but are subject to higher ongoing expenses than Class A shares. Due to the fact that the entire amount of the purchase price of Class B and Class C shares are immediately invested, any investment return on these investments may partially or wholly offset the higher annual expenses. However, there can be no assurance that this would be the case, since the Fund's future returns cannot be predicted.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each Class in the context of your investment timeline. For example, Class C shares are subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

401(K) AND OTHER QUALIFIED RETIREMENT PLANS AND THEIR PARTICIPANTS. Class R Shares are not subject to any front-end sales loads or contingent deferred sales loads, but are subject to a 0.75% annual 12b-1 fee. Class R shares may only be purchased by 401(k) plans and other qualified retirement plans, including
Section 101 and 457 plans and 403(b) plans sponsored by section 501(c)(3) organizations, as well as certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

INSTITUTIONAL CLASS INVESTORS. Class I shares are available only to clients of financial intermediaries that charge an asset management fee and only if clients of the financial intermediary have invested in the aggregate $2 million or more in Class I shares. Financial intermediaries interested in Class I shares should contact the Underwriter for a Prospectus and additional information.

     Set forth below is a chart comparing the sales loads, 12b-1 fees and conversion options applicable to each Class of shares:

                                                                                CONVERSION
CLASS   SALES LOAD                                            12B-1 FEE         FEATURE
------------------------------------------------------------------------------------------------------------------
  A     Maximum 4.00% initial sales load, reduced for            0.25%          None
        purchases of $50,000  and over;  shares  sold
        without an initial  sales load may be subject
        to  a  1.00%  contingent deferred  sales load
        during first year
------------------------------------------------------------------------------------------------------------------
  B     Maximum 5.00% contingent deferred sales load             1.00%          Class B shares will automatically
        during the first year, decreasing to 0 after six years                  convert to Class A shares after
                                                                                approximately eight years
------------------------------------------------------------------------------------------------------------------
  C     1.00% contingent deferred sales load during first year   1.00%          None
------------------------------------------------------------------------------------------------------------------
  R     No initial or contingent deferred sales load             0.75%          None
------------------------------------------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A Shares because there is no front-end sales load and the annual expenses are lower. Therefore, any purchase of $1 million or more is generally invested in Class A Shares.

                                 CLASS A SHARES
Class A shares are sold at net asset value (NAV) plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within one year after purchase if a commission was paid by the Underwriter to a participating unaffiliated broker. Class A shares are also subject to an annual 12b-1 fee of up to .25% of the Fund's average daily net assets allocable to Class A shares.

The public offering price of Class A shares is the next determined NAV per share plus a sales load as shown in the following table:


                                        Sales Load as % of:         Dealer
                                   --------------------------     Reallowance
                                     Public          Net            as % of
                                    Offering        Amount           Public
Amount of Investment                  Price        Invested      Offering Price
-------------------------          -----------    -----------   ---------------

Less than $50,000                     4.00%          4.17%            3.50%
$50,000 but less than $100,000        3.50           3.63              3.00
$100,000 but less than $250,000       3.00           3.09              2.50
$250,000 but less than $500,000       2.50           2.56              2.00
$500,000 but less than $1,000,000     2.00           2.04              1.50
$1,000,000 or more                    None           None              None

For initial purchases of Class A shares of the Fund of $1 million or more and subsequent purchases further increasing the size of the account, a dealer's commission (equal to 1.00% of such purchases from $1 million to $5 million, .50% of such purchases from $5 million to $50 million and .25% of such purchases in excess of $50 million) may be paid by the Underwriter to participating unaffiliated brokers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from the Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the broker's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

Under certain circumstances, the Underwriter may increase or decrease the reallowance to brokers. The Underwriter receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the current NAV of your existing Class A shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

PURCHASES AT NET ASSET VALUE. Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may purchase Class A shares of the Fund at NAV. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at NAV. Federal and state credit unions may also purchase Class A shares at NAV.

In addition, Class A shares of the Fund may be purchased at NAV by broker-dealers who have a sales agreement with the Underwriter and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

Clients of investment advisers, financial planners and other financial intermediaries may also purchase Class A shares at NAV if their investment adviser, financial planner or financial intermediary has made arrangements with the Underwriter permitting them to do so. The investment adviser, financial planner or financial intermediary must notify the Fund that an investment qualifies as a purchase at NAV.

Trustees, directors, officers and employees of the Trust, the Adviser, the Sub-Adviser, the Underwriter or the Transfer Agent, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Fund at NAV.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Underwriter and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to the Underwriter and will be equal to the commission percentage paid at the time of purchase (either 1.00%, .50% or .25% depending on the amount of purchase) as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed; or (2) the NAV of such shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be so notified on the confirmation you receive for such purchase. Class A shares of the Fund held for more than one year will not be subject to the contingent deferred sales load.

                                 CLASS B SHARES
Class B shares are sold at NAV without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A contingent deferred sales load will be imposed on redemptions of Class B shares that take place within six years of the purchase date. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the NAV at the time of purchase of the Class B shares being redeemed. The size of this sales load will depend on how long you have held your shares, as set forth in the following table:

                                                    CDSL as a
                     Year Since Purchase         Percentage of
                     Payment Made              Amount Redeemed
                     -------------------       ---------------

                     First                           5.00%
                     Second                          4.00%
                     Third                           3.00%
                     Fourth                          3.00%
                     Fifth                           2.00%
                     Sixth                           1.00%
                     Seventh and thereafter           None

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class B shares. The Underwriter intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares, based on the relative NAVs of the shares of the two Classes on the conversion date, approximately eight (8) years after the date of your original purchase of those shares. Class B shares you have acquired through automatic reinvestment of dividends and distributions paid on the shares being converted will also be converted to Class A shares.

                                 CLASS C SHARES
Class C shares are sold at NAV without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A contingent deferred sales load of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the NAV at the time of purchase of the Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class C shares. The Underwriter intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

                                 CLASS R SHARES
Class R shares are sold at NAV without an initial sales load or contingent deferred sales load. Class R shares are subject to an annual 12b-1 fee up to 0.75% of the Fund's average daily net assets allocable to Class R shares. See "Choosing a Share Class" for eligibility requirements to purchase Class R shares.

ADDITIONAL  INFORMATION  ON THE  CONTINGENT  DEFERRED  SALES LOAD
The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue
Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Underwriter may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc. The contingent deferred sales load is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see "Redeeming Your Shares"). In order to qualify for this waiver, the total annual redemptions under the plan may not exceed 15% of the initial value of the Fund shares when the plan is established.

All sales loads imposed on redemptions are paid to the Underwriter. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing capital appreciation of the shares. In determining whether a particular redemption is subject to a contingent deferred sales load, it is assumed that the redemption is first of shares acquired pursuant to reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class B and Class C shares in your account are aggregated.

EXCHANGE  PRIVILEGE
Shares of the Fund and shares held in a Wells Money Market omnibus account in the Money Market Portfolio (a series of Premier Money Market Shares) may be exchanged for each other. A sales load may be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged. If you make an exchange involving Class B or Class C shares, the amount of time you hold shares of the Wells Money Market Account will not be added to the holding period of your original Fund shares for the purpose of calculating contingent deferred sales charges if you later redeem your investment. However, if you exchange back into your original Class B or Class C shares, the prior holding period of your Class B or Class C shares will be added to your current holding period of Class B or Class C shares in calculating the contingent deferred sales load.

You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt Fund performance. If you exceed that limit, the Fund or the Underwriter, in its sole discretion, may reject any further exchange orders.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value (or offering price if a sales load is applicable) after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Money Market Portfolio.

REDEEMING YOUR SHARES
================================================================================
To redeem your shares, send a written request to us c/o our Transfer Agent, with your name, account number and the amount you wish to redeem. You must sign your request exactly as your name appears on the Fund's account records. Mail your written redemption request to:

                           WELLS S&P REIT INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction, contact the Transfer Agent for more information.

We redeem shares based on the current NAV on the day we receive a valid request for redemption, less any contingent deferred sales load due on the redeemed shares. Be sure to review "Buying Fund Shares" above to determine whether your redemption is subject to a contingent deferred sales load.

You may also place a wire redemption request through your broker-dealer to redeem your shares. The broker-dealer is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner. The broker-dealer may charge you additional or different fees for redeeming shares than those described in this Prospectus. If you request a redemption by wire, you will be charged a $15 processing fee. We reserve the right to change the processing fee upon thirty days notice. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address designated on your account.

If the shares to be redeemed over any 30-day period have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us with any questions to ensure that your signature guarantee will be processed.
--------------------------------------------------------------------------------

ADDITIONAL  INFORMATION  ABOUT ACCOUNTS AND  REDEMPTIONS
SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below $2,500 (or $1,000 for a retirement account). If the account remains under $2,500 (or $1,000 for a retirement account) thirty days after we notify you, we may close your account and send you the proceeds, less any applicable sales load.

AUTOMATIC WITHDRAWAL PLAN. If your account's value is at least $5,000, you may be eligible for our automatic withdrawal plan that allows you to withdraw a fixed amount from your account each month, quarter or year. Under the plan, we send the proceeds either to you or to another person you designate. Each withdrawal must be $50 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the automatic withdrawal plan.

REINVESTMENT PRIVILEGE. If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

OTHER INFORMATION. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

     o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or by wire transfer from your bank.

     o We may delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request).

     o We may process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as a "redemption in kind"). See the Statement of Additional Information for further information.

DISTRIBUTION  PLANS
================================================================================
The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan") that allow each Class of shares to pay for certain expenses related to the distribution of their shares, including payments to securities dealers and other persons (including the Underwriter and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

The annual limitation for payment of expenses pursuant to the Class A Plan is ..25% of the Fund's average daily net assets allocable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets allocable to Class B shares and Class C shares, respectively. The annual limitation for payment of expenses pursuant to the Class R Plan is 0.75% of the Fund's average daily net assets allocable to Class R shares. The payments permitted by the Class B Plan, Class C Plan and Class R Plan fall into two categories. First, each Class of shares may directly incur or reimburse the Underwriter (in an amount not to exceed .75% per year of the Fund's average daily net assets allocable to Class B shares and Class C shares and 0.50% per year of the Fund's average daily net assets allocable to Class R shares) for certain distribution related expenses as described above. The Class B Plan, Class C Plan and Class R Plan also provide for the payment of an account maintenance fee of up to .25% per year of the Fund's average daily net assets allocable to Class B shares, Class C shares and Class R shares, respectively, which may be paid to dealers or other financial intermediaries based on the average value of Fund shares owned by clients of such dealers or other financial intermediaries. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads. In the event a Plan is terminated by the Trust in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. The Underwriter may make payments to dealers and other persons in addition to the .25% account maintenance fee described above.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

You should indicate your choice of option on your application. If no option is selected, distributions will automatically be reinvested in additional shares of the Fund (see "Share Option" below). All distributions will be based on the NAV in effect on the payable date.

--------------------------------------------------------------------------------
Distributions are paid according to the following options:

    SHARE OPTION  -- income distributions and capital gains distributions reinvested in additional shares without a sales load.

    INCOME OPTION -- income  distributions  paid  in  cash;  capital gains distributions reinvested in additional shares without
                     a sales load.
    CASH  OPTION  -- income  distributions and capital gains distributions paid in cash.
--------------------------------------------------------------------------------
If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

If you have received in cash any dividend or capital gains distribution from the Fund, you may return the distribution to the Fund within thirty days of the distribution date for reinvestment at the NAV next determined after its return. You or your dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES
================================================================================
The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and any net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to shareholders.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Distributions from the Fund are not eligible for the dividends received deduction available to corporations. A portion of the Fund's distributions may be classified as a return of capital, which portion is generally not taxable to you.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to how long you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions and exchanges of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. Because REITs cannot provide complete information about the taxability of their distributions until after the end of the calendar year, the Trust plans to ask the Internal Revenue Service each year for an extension of time to issue Forms 1099-DIV ("1099s") for the Fund. If this request is approved, we expect to mail 1099s to Fund shareholders in non-retirement plan accounts prior to March 1 of each year.

The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisor about the tax consequences of distributions from the Fund, redemptions and exchanges of Fund shares, and the use of the Automatic Withdrawal Plan.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
================================================================================
On each day that the Fund is open for business, the public offering price (NAV plus any applicable sales load) of each Class of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS
================================================================================
The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the periods ended prior to December 31, 2002 was audited by other independent public accountants. Information is not provided for Class R shares because the public offering of those shares has not commenced as of the date of this prospectus.


CLASS A

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================
                                                       YEAR        YEAR        YEAR         YEAR       PERIOD
                                                       ENDED       ENDED       ENDED        ENDED       ENDED
                                                     DEC.  31,   DEC.  31,    DEC. 31,     DEC. 31,    DEC. 31,
                                                       2002         2001        2000         1999       1998(A)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........  $   8.63    $   8.14    $   6.80     $   7.75    $   10.00
                                                    --------    --------    --------     --------    ---------

Income (loss) from investment operations:
   Net investment income .........................      0.34        0.37        0.37         0.38         0.26
   Net realized and unrealized gains(losses)
    on investments ...............................     (0.07)       0.63        1.45        (0.85)       (2.20)
                                                    --------    --------    --------     --------    ---------
Total from investment operations .................      0.27        1.00        1.82        (0.47)       (1.94)
                                                    --------    --------    --------     --------    ---------

Less distributions:
   Dividends from net investment income ..........     (0.34)      (0.37)      (0.37)       (0.38)       (0.26)
   Distributions from net realized gains .........     (0.18)         --          --           --           --
   Return of capital .............................     (0.12)      (0.14)      (0.11)       (0.10)       (0.05)
                                                    --------    --------    --------     --------    ---------
Total distributions ..............................     (0.64)      (0.51)      (0.48)       (0.48)       (0.31)
                                                    --------    --------    --------     --------    ---------

Net asset value at end of period .................  $   8.26    $   8.63    $   8.14     $   6.80    $    7.75
                                                    ========    ========    ========     ========    =========


Total return(B) ..................................      2.97%      12.63%      27.56%       (6.24%)     (19.62%)(D)
                                                    ========    ========    ========     ========    =========


Net assets at end of period (000's) ..............  $ 93,545   $  74,470    $ 46,759     $ 19,281    $  11,986
                                                    ========    ========    ========     ========    =========


Ratio of net expenses to average net assets(C) ...      0.99%       0.99%       0.98         0.99%        0.99%(E)

Ratio of net investment income to average
 net assets ......................................      3.96%       4.61%       5.43         5.58%        5.33%(E)

Portfolio turnover rate ..........................        10%          5%          9%          17%           9%(E)




(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.38%, 1.26%, 1.44%, 2.11% and 3.30%(E) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

(D)  Not annualized.

(E)  Annualized.


CLASS B

                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================
                                                       YEAR        YEAR        YEAR         PERIOD
                                                       ENDED       ENDED       ENDED         ENDED
                                                   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                       2002         2001        2000         1999(A)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........  $   8.75    $   8.24    $   6.88     $   8.16
                                                    --------    --------    --------     --------

Income (loss) from investment operations:
  Net investment income ..........................      0.27        0.30        0.32         0.17
  Net realized and unrealized gains(losses)
   on investments ................................     (0.07)       0.66        1.46        (1.20)
                                                    --------    --------    --------     --------
Total from investment operations .................      0.20        0.96        1.78        (1.03)
                                                    --------    --------    --------     --------

Less distributions:
  Dividends from net investment income ...........     (0.27)      (0.30)      (0.32)       (0.17)
  Distributions from net realized gains ..........     (0.18)         --          --           --
  Return of capital ..............................     (0.13)      (0.15)      (0.10)       (0.08)
                                                    --------    --------    --------     --------
Total distributions ..............................     (0.58)      (0.45)      (0.42)       (0.25)
                                                    --------    --------    --------     --------

Net asset value at end of period .................  $   8.37    $   8.75    $   8.24     $   6.88
                                                    ========    ========    ========     ========


Total return(B) ..................................      2.13%      11.88%      26.48%      (12.73%)(D)
                                                    ========    ========    ========     ========


Net assets at end of period (000's) ..............  $ 18,880    $ 12,708    $  6,718     $  1,306
                                                    ========    ========    ========     ========


Ratio of net expenses to average
 net assets(C) ...................................      1.74%       1.74%       1.69%        1.72%(E)

Ratio of net investment income to
 average net assets ..............................      3.21%       3.86%       4.72%        5.77%(E)

Portfolio turnover rate ..........................        10%          5%          9%          17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%, 2.01%, 2.26% and 3.28%(E) for the periods ended December 31, 2002, 2001, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.


CLASS C
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================
                                                       YEAR        YEAR        YEAR         PERIOD
                                                       ENDED       ENDED       ENDED        ENDED
                                                   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                       2002         2001        2000         1999(A)
------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ...........  $   8.72    $   8.22    $   6.86     $   8.09
                                                    --------    --------    --------     --------

Income (loss) from investment operations:
  Net investment income ..........................      0.27        0.30        0.32         0.20
  Net realized and unrealized gains(losses)
   on investments ................................     (0.06)       0.65        1.46        (1.17)
                                                    --------    --------    --------     --------
Total from investment operations .................      0.21        0.95        1.78        (0.97)
                                                    --------    --------    --------     --------

Less distributions:
  Dividends from net investment income ...........     (0.27)      (0.30)      (0.32)       (0.20)
  Distributions from net realized gains ..........     (0.18)         --          --           --
  Return of capital ..............................     (0.13)      (0.15)      (0.10)       (0.06)
                                                    --------    --------    --------     --------
Total distributions ..............................     (0.58)      (0.45)      (0.42)       (0.26)
                                                    --------    --------    --------     --------

Net asset value at end of period .................  $   8.35    $   8.72    $   8.22     $   6.86
                                                    ========    ========    ========     ========


Total return(B) ..................................      2.25%      11.78%      26.63%      (12.06%)(D)
                                                    ========    ========    ========     ========



Net assets at end of period (000's) ..............  $ 19,350    $  9,339    $  4,121     $  1,275
                                                    ========    ========    ========     ========


Ratio of net expenses to average
 net assets(C) ...................................      1.74%       1.74%       1.68%        1.73%(E)

Ratio of net investment income to
 average net assets ..............................      3.21%       3.86%       4.73%        5.59%(E)

Portfolio turnover rate ..........................        10%          5%          9%          17%(E)


(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%, 2.01% 2.29% and 2.49%(E) for the periods ended December 31, 2002, 2001, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

================================================================================
                            CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE  CAREFULLY  LIMIT AND CONTROL THE  SHARING OF YOUR  INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Wells Family of Real Estate Funds (the "Trust"), Wells Asset Management, Inc., the Trust's investment adviser, and Wells Investment Securities, Inc., the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-800-282-1581   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

================================================================================

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III        William H.  Keogler,  Jr.
John L. Bell            Donald S. Moss
Michael R. Buchanan     Walter W. Sessoms
Richard W. Carpenter    Neil H. Strickland
Bud Carter

INVESTMENT ADVISER                                WELLS S&P REIT
Wells Asset  Management, Inc.                       INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092                             Prospectus

                                                    July 15, 2003
SUB-ADVISER                                    Revised August 29, 2003
Rydex Global Advisors
9601 Blackwell Road, Suite 500                    CLASS A SHARES
Rockville, Maryland 20850                         CLASS B SHARES
                                                  CLASS C SHARES
                                                  CLASS R SHARES
UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT  AUDITORS
Ernst & Young, LLP
1300 Chiquita Center                                      [LOGO OMITTED]
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-282-1581.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.
File No. 811-8355

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------
ACCOUNT APPLICATION

DO   NOT   USE   THIS  APPLICATION  TO
ESTABLISH A FUND INDIVIDUAL RETIREMENT
ACCOUNT.

PLEASE PRINT  CLEARLY ALL ITEMS EXCEPT
SIGNATURE.                                             W E L L S

TO   AVOID  HAVING  YOUR   APPLICATION                   S & P    [LOGO OMITTED]
RETURNED, PLEASE BE SURE TO COMPLETE
STEPS 1, 2 & 7.                                     REIT INDEX FUND

RETURN COMPLETED FORM WITH PAYMENT TO
THE FUND:

   P.O. BOX 46707, CINCINNATI,
   OHIO 45246-0707

FOR ASSISTANCE WITH OTHER FORMS,
PLEASE CALL US AT 1-800-282-1581.
--------------------------------------

================================================================================

--------------------------------------------------------------------------------
STEP 1: ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
1A.  CHECK ONE

[ ]  INDIVIDUAL

     ___________________________________________________________________________
                    Owner's Name (as you want it to appear)

DATE OF BIRTH OF OWNER _________________ / ___________________ /________________

OCCUPATION _____________________________________________________________________

EMPLOYER NAME / ADDRESS ________________________________________________________

CITIZENSHIP: [ ] U.S.  [ ] Other _______________________________________________
                           Specify Country (Non-resident aliens must provide IRS form W-8 and a copy of their passport.)

Are you an associated person of an NASD member? [ ] Yes  [ ] No

[ ]  JOINT ACCOUNT (CANNOT BE A MINOR)
     Joint owners have rights of survivorship, unless state laws regarding community property apply.

     ___________________________________________________________________________
                       Joint Owner's Name (if applicable)

DATE OF BIRTH OF JOINT OWNER _______________ / _______________ / _______________

OR
[ ]  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
     Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account

     ___________________________________________________________________________
            Name of Trust, Corporation, Partnership or other Entity

     If a Trust _________________________________________________ ______________
                   Name of Trustee(s) or Authorized Individual      Trust Date

OR

[ ]  GIFT/TRANSFER TO A MINOR (UGMA/UTMA)

     ________________________________________________________ as a custodian for
              Custodian's Name (only one permitted)

     __________________________________________ under the ___________ UGMA/UTMA.
         Minor's Name (only one permitted)                   State

     ___________________________________________________________________________
     Custodian's Social Security Number               Custodian's Date of Birth

     ___________________________________________________________________________
     Minor's date of birth


1B.  TAXPAYER IDENTIFICATION NUMBER

                         __ __ __ - __ __ - __ __ __ __

     Owner's Social Security ID Number (use Minor's SSN for Custodial account)

                         __ __ __ - __ __ - __ __ __ __

                    Joint Owner's Social Security ID Number

1C.  MAILING ADDRESS AND TELEPHONE NUMBER

     ___________________________________________________________________________
     Number and Street

     ____________________________________________ ________________ _____________
     City                                         State            Zip

     ( _____ ) __________________________________ ( _____ ) ____________________
     Telephone Number                             Fax Number

--------------------------------------------------------------------------------
STEP 2: FUND SELECTION AND INITIAL INVESTMENT
--------------------------------------------------------------------------------

2A.  Indicate the amount for each share class selected.
     Please enclose one check for the total amount of your investment.($2,500 min.; $1,000 for tax-deferred retirement plans)

                                     AMOUNT                    AMOUNT

     Wells S&P              Class A $____________      Class C  $____________
     Reit Index Fund        Class B $____________      Class R* $____________

     Wells Money
     Market Account                 $____________

*Please see prospectus for eligibility requirements.

2B.  RIGHTS OF ACCUMULATION Please see prospectus for details.

[ ] My combined holdings in the Wells S&P Reit Index Fund Class A Shares may entitle me to a reduced sales charge. Applicable shareholder account numbers are:

Account # _____________________________ Account # ______________________________

Account # _____________________________ Account # ______________________________

2C. LETTER OF INTENT You may qualify for reduced sales charges if you plan to make additional investments within a 13-month period. Please see prospectus for qualifications.

[ ] I agree to the terms of the Letter of Intent set forth in the prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of Wells S&P Reit Index Fund an aggregate amount at least equal to that which is checked below.

[ ]  $50,000   [ ]  $100,000  [ ]  $250,000  [ ]  $500,000  [ ]  $1,000,000

2D.  SALES CHARGE WAIVER See current prospectus for eligibility requirements.

[ ]  Check if eligible for waiver and indicate investor category:

     ___________________________________________________________________________

--------------------------------------------------------------------------------
STEP 3: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU INDICATE OTHERWISE BELOW.

[ ] INCOME OPTION: Please distribute all income in cash, and reinvest my capital gains in additional shares of the Fund

[ ] CASH OPTION 1: Please distribute all income and capital gains in cash by check.

[ ] CASH OPTION 2: Please distribute all income and capital gains in cash directly to the bank account identified in Step 6.

--------------------------------------------------------------------------------
STEP 4: DUPLICATE STATEMENTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

Please send duplicate statements and confirmations to an address other than that listed in Section 1C (optional):

     ___________________________________________________________________________
     Name

     ___________________________________________________________________________
     Company Name

     ___________________________________________________________________________
     Street Address

     ____________________________________________ ________________ _____________
     City                                         State            Zip

================================================================================
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Please remember that any documents or information we gather in the verification process will be maintained in a confidential manner.
================================================================================

--------------------------------------------------------------------------------
STEP 5: ACCOUNT SERVICE OPTIONS
--------------------------------------------------------------------------------

5A.  PURCHASE OPTIONS

AUTOMATIC INVESTMENT PLAN* [ ] Yes  [ ] No

     Permits you to automatically invest in your Fund account through your bank account (You must complete Step 6.) Please indicate the amount and interval (monthly on the 15th, the last day of each month or both.) Minimum balance of $2,500 is required with $100 minimum for each monthly investment.

PLEASE MAKE MY AUTOMATIC INVESTMENT ON:
     [ ]  the last business day of each month
     [ ]  the 15th day of each month
     [ ]  both the 15th and last business day

AMOUNT $ _______________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Bi-Monthly

* This plan involves continuous investment, regardless of share price levels, and does not assure a profit or protect against a loss in declining markets.

5B.  REDEMPTION OPTION

BY ELECTRONIC TRANSFER (to your bank account) [ ] Yes  [ ] Decline

     If yes, you must complete bank information in Step 6 and select method of transfer.

[ ]  (ACH) Automated Clearing House or  [ ] WIRE

5C.  SYSTEMATIC WITHDRAWAL PLAN [ ] Yes  [ ] No
     Note: Account balance must be $5,000 or more to use this option. Minimum amount of withdrawal $50 per transaction. See prospectus for details.

AMOUNT $ _______________________________________________________________________

START MONTH ____________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Quarterly  [ ] Annually

SYSTEMATIC WITHDRAWAL PLAN PAYMENT METHOD OPTIONS:

[ ]  By check to address of record

[ ]  ACH (2-3 day free service to pay instructions in Step 6)

[ ]  Wire (Receiving bank may charge incoming wire fee)

--------------------------------------------------------------------------------
STEP 6: ELECTRONIC FUNDS TRANSFER INSTRUCTIONS
--------------------------------------------------------------------------------

ATTACH         By  attaching  a voided  check or deposit  slip below and signing
YOUR           Step 7 I authorize  credits/debits  to/from  this bank account in
VOIDED         conjunction with the account options  selected.  I understand for
CHECK          the selected  options  involving wire  transactions,  my bank may
HERE           charge me wire  fees.  I agree  that the Fund and its  agents may make  additional  attempts  to  debit/credit  my  account  if the
WE CANNOT initial attempt fails and that I will be liable for any ESTABLISH associated costs. All account options selected shall become part
THESE          of the terms, representations and conditions of this application.
SERVICES
WITHOUT IT.    _________________________________________________________________
               Signature(s) of depositor (if different from signature in Step 7)

               _________________________________________________________________
                         Signature of designated Co-Bank Account Owner

               THIS IS A:
               [ ] checking account  [ ] savings account

--------------------------------------------------------------------------------
STEP 7: SIGNATURES AND CERTIFICATIONS
--------------------------------------------------------------------------------

BY SIGNING BELOW, I CERTIFY THAT:

o I have received and read the current prospectus of the Wells S&P Reit Index Fund ( the "Fund Company") in which I am investing. I certify that I have the authority and legal capacity to make this purchase in this account, and that I am of legal age in my state of residence.

o I agree to read the prospectus for any Fund into which I request an exchange. I understand that the terms, representations and conditions in this application and the prospectus as amended from time to time, will apply to this account and any account established at a later date.

o I authorize the Fund Company and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with procedures described in the prospectus for this account or any account into which exchanges are made. I authorize the registered representative assigned to my account to have access to my account and to act on my behalf with respect to my account. I agree that neither the Fund Company nor any of its agents will be liable for any loss, cost or expense for acting on such instructions.

o The Fund Company can redeem shares from my account(s) to reimburse for any loss due to non-payment or other indebtedness.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:
1.   I am a U.S. person (including a U.S. resident alien).
2.   The Taxpayer Identification Number shown on this application is correct.
3. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends.

CROSS OUT ITEM 3 IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

--------------------------------------------------------------------------------
                       EACH ACCOUNT OWNER MUST SIGN HERE

___________________________________________________________ ____________________
Signature of Owner, Trustee or Custodian                    Date

___________________________________________________________ ____________________
Signature of Joint Owner or Co-Trustee (if any)             Date
--------------------------------------------------------------------------------

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
STEP 8: INVESTMENT BROKER/DEALER
--------------------------------------------------------------------------------

IMPORTANT: To be completed by broker/dealer representative. Registered Reps must complete Step 4 for duplicate statement and confirmations to be sent to your office. (Broker/Dealer must have approved agreement with the Fund distributor).

     ___________________________________________________________________________
     Broker/Dealer Firm Name                                Dealer #

     ___________________________________________________________________________
     Representative's Name      Rep #       Branch #        Rep Telephone Number

     ___________________________________________________________________________
     Rep Office Street Address              Rep Office City/State/Zip

     ___________________________________________________________________________
     Authorized Signature

PLEASE RETURN APPLICATION AND CHECK MADE PAYABLE TO:

                           WELLS S&P REIT INDEX FUND
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

THANK YOU FOR YOUR INVESTMENT. YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT, SHARES PURCHASED AND PRICE PAID PER SHARE. FOR ASSISTANCE CALL 1-800-282-1581.

                                                                      PROSPECTUS
                                                                   July 15, 2003
                                                         Revised August 29, 2003



                       WELLS FAMILY OF REAL ESTATE FUNDS
                      6200 The Corners Parkway, Suite 250
                             Atlanta, Georgia 30092

                           WELLS S&P REIT INDEX FUND

                                 Class I Shares

================================================================================

The Wells S&P REIT Index Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index by investing in the stocks included in the Index.

Wells Asset Management, Inc. (the "Adviser") serves as the investment manager to the Fund. PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), manages the Fund's investments under the supervision of the Adviser.

This Prospectus offers Class I shares only. The Fund offers four other Classes of shares (Class A, B, C and R), each with a different combination of sales loads, ongoing fees and different features. Please call 800-282-1581 to obtain a prospectus for these other classes.

This Prospectus has information about the Wells S&P REIT Index Fund that you should know before investing. You should read this Prospectus and keep it for future reference.



                               TABLE OF CONTENTS
================================================================================

Risk/Return Summary .......................................................    2

Expense Information .......................................................    4

Investment Objective, Investment Strategies and Risk Considerations .......    5

Operation of the Fund .....................................................    7

Buying Fund Shares ........................................................    8

Redeeming Your Shares .....................................................   10

Dividends and Distributions ...............................................   12

Taxes .....................................................................   12

Calculation of Share Price ................................................   13

Customer Privacy Policy ...................................................   15

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
================================================================================
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "S&P REIT Index" or the "Index").

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Normally, at least 95% of the Fund's total assets are invested in the stocks included in the S&P REIT Index. The Fund will invest in stocks represented in the Index in proportions substantially similar to the Index. The Fund is normally invested in all of the stocks which comprise the Index, except when changes are made to the Index itself.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The Fund's investment return and net asset value will fluctuate, and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     MARKET RISK -- Stock prices, including prices of REIT stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REITs may decline, regardless of any one company's prospects. As a result, the Fund may also decline in a declining stock market.

     REAL ESTATE INDUSTRY RISK -- When profits, revenues, or the value of real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which include, without limitation:

     o    possible declines in the value of real estate
     o    adverse general and local economic conditions
     o    possible lack of availability of mortgage funds
     o    overbuilding in a REIT's market
     o    changes in interest rates
     o    environmental problems

     REIT INVESTMENT RISK -- In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

     INTEREST RATE RISK -- Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

     INVESTMENT COMPETITION RISK -- REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund may decline in value.

     INDUSTRY CONCENTRATION RISK -- The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

PERFORMANCE SUMMARY

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing:

     --  the changes in the Fund's performance from year to year, and

     -- how the Fund's average annual returns compare with those of the Index it tracks.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




[GRAPHIC OMITTED]

                              CLASS C PERFORMANCE*

                             2000     2001     2002

                            26.63%   11.78%    2.25%


During the period shown in the bar chart, the highest return for a quarter was 10.47% during the quarter ended June 30, 2001 and the lowest return for a quarter was -9.14% during the quarter ended September 30, 2002.

The year-to-date return of the Fund's Class C shares through June 30, 2003 is 12.63%

* The impact of taxes and sales loads are not reflected in the bar chart; if reflected, returns would be lower than those shown. Class I shares have no previous performance history to report. The returns above are for Class C shares, which are not offered in this Prospectus, but would have substantially similar returns because Class I shares are invested in the same portfolio of securities. The annual returns of Class I shares would differ from the performance of Class C shares only to the extent that the Classes do not have the same expenses.

       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2002)

The table below shows how the average annual total returns of the Fund's Class C shares compare with those of the S&P REIT Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         One Year         Since Inception*
                                         --------         ----------------
Class C Shares
  Return Before Taxes                       1.29%              6.81%
  Return After Taxes on Distributions      -0.31%              5.16%
  Return After Taxes on Distributions
    and Sale of Fund Shares                 1.22%              4.71%
S&P REIT Index**                            4.05%              3.66%

*    The initial public offering of Class C shares commenced on March 5, 1999.

**   Reflects no deduction for fees, expenses or taxes.


EXPENSE INFORMATION
================================================================================
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                 CLASS I
                                                                 SHARES
                                                                 -------


Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price) ...........................   None

Maximum Contingent Deferred Sales Charge (Load)
 (as a percentage of original purchase price, or
  the amount redeemed, whichever is less) ......................   None

Sales Charge (Load) Imposed on Reinvested Dividends ............   None

Redemption Fee .................................................   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                                 CLASS I
                                                                 SHARES
                                                                 -------

Management Fees ................................................    .50%

Distribution (12b-1) Fees ......................................    None

Other Expenses* ................................................    .24%
                                                                 -------
Total Annual Fund Operating Expenses ...........................    .74%
                                                                 =======

*    Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year         3 Years         5 Years         10 Years
                      ------         -------         -------         --------
Class I Shares         $ 76          $  237           $  411          $  918

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS
================================================================================
INVESTMENT OBJECTIVE

The Fund seeks to provide investment results corresponding to the performance of the S&P REIT Index by investing in the stocks included in the Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to duplicate the investment results of the S&P REIT Index. The Index is made up of approximately 100 stocks which constitute a representative sample of all U.S. publicly traded Real Estate Investment Trusts.

The Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, the Fund is "passively managed," where the investment advisers attempt to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and index performance correlation (an index fund is expected to move in the same direction -- up or down -- as its target index).

To be included in the Index, a REIT must be traded on a major U.S. stock exchange. As of December 31, 2002, 100 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

WHAT IS A REIT?

A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund, in the timing of the issuance or sale of the shares of the Fund, or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Under normal market conditions, at least 95% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. As of March 31, 2003, the Index includes approximately 95% equity REITs, 1% mortgage REITs and 4% hybrid REITs; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors daily the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Fund consistently fails to achieve its targeted correlation, the Fund will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

INVESTMENT RISKS

There is no assurance that the Fund's investment objective will be met. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which you own will increase. Similarly, if the securities owned by the Fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.

An investment in the Fund is subject to numerous risks. Descriptions of the principal risks of an investment in the Fund, including, without limitation, a discussion of Real Estate Industry Risks and REIT Investment Risks, appears on page 2 of this Prospectus.

OPERATION OF THE FUND
================================================================================
The Fund is a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Trust's Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

The Trust retains Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells, III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee at the annual rate of .50% of the average value of its daily net assets.

PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), 9601 Blackwell Road, Suite 500, Rockville, Maryland, has been retained by the Adviser to manage the Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser a fee for its services to the Fund at the annual rate of .20% of the Fund's average daily net assets up to $100 million, .15% of the next $400 million of such assets, and .10% of such assets in excess of $500 million, subject to a minimum fee of $10,000 per month. The Sub-Adviser has been managing assets for institutional investors since 1993. The Sub-Adviser has approximately 10 years of experience in managing mutual fund portfolios which correlate to an index.

Wells Investment Securities, Inc. (the "Underwriter") serves as the primary agent for the distribution of shares of the Fund. The Underwriter is an affiliate of the Adviser by reason of common ownership. Leo F. Wells, III, President and a Trustee of the Trust, is the controlling shareholder of the Underwriter.

SETTLEMENT OF NASD ENFORCEMENT ACTION. In June 2003, the enforcement division of NASD, Inc. ("NASD") determined to institute an enforcement action against the Underwriter and Leo F. Wells, III (President of the Trust and the Adviser), in his capacity as registered principal of the Underwriter, for alleged NASD Rule violations relating to the educational and due diligence conferences sponsored by the Underwriter in 2001 and 2002.

On August 26, 2003, the Underwriter and Mr. Wells settled this contemplated NASD enforcement action against them by entering into a Letter of Acceptance, Waiver and Consent (AWC) with the NASD which contained findings by the NASD that the Underwriter and Mr. Wells had violated certain of its Conduct Rules related to providing non-cash compensation of more than $100 to associated persons of NASD member firms in connection with their attendance at the annual educational conferences sponsored by the Underwriter in 2001 and 2002.

Without admitting or denying the allegations and findings against them, the Underwriter and Mr. Wells consented in the AWC to various findings by the NASD which are summarized in the following paragraph:

In 2001 and 2002, Wells Investment Securities sponsored conferences attended by registered representatives who sold its real estate investment products. Wells Investment Securities also paid for certain expenses of guests of the registered representatives who attended the conferences. In 2001, Wells Investment Securities paid the costs of travel to the conference and meals for many of the guests, and paid the costs of playing golf for some of the registered representatives and their guests. Wells Investment Securities later invoiced registered representatives for the cost of golf and for travel expenses of guests, but was not fully reimbursed for such. In 2002, Wells Investment Securities paid for meals for the guests. Wells Investment Securities also conditioned most of the 2001 conference invitations on attainment by the registered representatives of a predetermined sales goal for Wells Investment Securities products. This conduct violated the prohibitions against payment and receipt of non-cash compensation in connection with the sales of these products contained in NASD's Conduct Rules 2710, 2810, and 3060. In addition, Wells Investment Securities and Mr. Wells failed to adhere to all of the terms of their written undertaking made in March 2001 not to engage in the conduct described above, and thereby engaged in conduct that was inconsistent with high standards of commercial honor and just and equitable principles of trade in violation of NASD Conduct Rule 2110.

The Underwriter consented to a censure and Mr. Wells consented to suspension from acting in a principal capacity with an NASD member firm for one year. The Underwriter and Mr. Wells also agreed to the imposition of a joint and several fine in the amount of $150,000. Although Mr. Wells is now prohibited from acting in a principal capacity with the Underwriter and has, therefore, resigned from all relevant positions in that regard, he will continue to engage in selling efforts on behalf of the Underwriter and other non-principal activities. Mr. Wells will also continue to serve as President and a Trustee of the Trust and as the President of the Adviser.

BUYING FUND SHARES
================================================================================
You may open an account with the Fund by investing at least the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. Several different account options and minimum investment amounts options are detailed below.

--------------------------------------------------------------------------------
                                ACCOUNT OPTIONS

Regular Accounts
----------------
Tax-Deferred Retirement Plans
-----------------------------

TRADITIONAL IRA
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

SPOUSAL IRA
An IRA in the name of a non-working spouse by a working spouse.

ROTH IRA
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

You may also open accounts for:

o    Keogh Plans for self-employed individuals

o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

o Coverdell Education Savings Accounts for funding a child's eligible education expenses

--------------------------------------------------------------------------------

                               MINIMUM INVESTMENT
                                  REQUIREMENTS

                                     Initial        Additional
                                     -------        ----------
Regular Accounts                     $2,500            None

Tax-Deferred
Retirement Plans                     $1,000            None

Automatic Investment
Plans:

Regular Accounts                     $2,500            $100

Tax-Deferred
Retirement Plans                     $1,000            $100

Automatic Investment Plans
--------------------------
You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th, the last business day of the month or both. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

You may also purchase shares of the Fund through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

--------------------------------------------------------------------------------

Class I shares are not subject to any front-end sales loads or contingent deferred sales loads, nor are they subject to a 12b-1 fee. Class I shares are available only to clients of financial intermediaries that charge an asset management fee and only if clients of the financial intermediary have invested in the aggregate $2 million or more in Class I shares. The Fund offers four other Classes of shares; if you do not qualify for the purchase of Class I shares, please call 800-282-1581 to obtain a prospectus offering shares of these other Classes.

OPENING A NEW ACCOUNT. To open an account with us, please follow the steps outlined below.

1.   Complete the enclosed Account Application.

2.   Write a check for your initial investment to "Wells S&P REIT Index Fund."

3. Mail your completed Account Application and your check to the following address:

                           WELLS S&P REIT INDEX FUND
                        c/o ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

You may also establish an account through your financial representative, investment adviser or other financial intermediary. Since your financial representative may charge you fees for his or her services other than those described in this Prospectus, you should ask your financial representative about fees before investing.

ADDING TO YOUR ACCOUNT. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your financial representative (ask your financial representative about any fees for his or her services). Additional purchase requests must include your name and account number to ensure proper crediting. Use the address above for additional purchases by mail, and call us c/o our transfer agent, Ultimus Fund Solutions, at 800-282-1581 for wiring instructions.

OTHER INFORMATION. In connection with all purchases of Fund shares, we observe the following policies and procedures:

o We price direct purchases based on the next share price (net asset value) computed after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's share price. Purchase orders received by your financial representative prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the share price determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

o    We do not accept third party checks for any investments.

o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

o    We may refuse to accept any purchase request for any reason or no reason.

o We mail you confirmations of all your purchases or redemptions of Fund shares.

o    Certificates representing shares are not issued.

o We may bar excessive traders from purchasing shares. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses.

o If your order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

o There is no fee for purchases made by wire, but we may charge you for this service upon thirty days prior notice.

The Fund's Account Application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

EXCHANGE PRIVILEGE

Shares of the Fund and shares held in a Wells Money Market omnibus account in the Money Market Portfolio (a series of Premier Money Market Shares) may be exchanged for each other.

You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt Fund performance. If you exceed that limit, the Fund or the Underwriter, in its sole discretion, may reject any further exchange orders.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Money Market Portfolio.

REDEEMING YOUR SHARES
================================================================================
To redeem your shares, send a written request to us c/o our Transfer Agent, with your name, account number and the amount you wish to redeem. You must sign your request exactly as your name appears on the Fund's account records. Mail your written redemption request to:

                           WELLS S&P REIT INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction, contact the Transfer Agent for more information.

We redeem shares based on the current NAV on the day we receive a valid request for redemption.

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us with any questions to ensure that your signature guarantee will be processed.
--------------------------------------------------------------------------------

You may also place a wire redemption request through your financial representative to redeem your shares. Your financial representative is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner. Your financial representative may charge you additional or different fees for redeeming shares than those described in this Prospectus. Your bank or financial representative may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address designated on your account.

If the shares to be redeemed over any 30-day period have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

ADDITIONAL INFORMATION ABOUT ACCOUNTS AND REDEMPTIONS

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below $2,500 (or $1,000 for a retirement account). If the account remains under $2,500 (or $1,000 for a retirement account) thirty days after we notify you, we may close your account and send you the proceeds, less any applicable sales load.

AUTOMATIC WITHDRAWAL PLAN. If your account's value is at least $5,000, you may be eligible for our automatic withdrawal plan that allows you to withdraw a fixed amount from your account each month, quarter or year. Under the plan, we send the proceeds either to you or to another person you designate. Each withdrawal must be $50 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the automatic withdrawal plan.

OTHER INFORMATION. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or by wire transfer from your bank.

o We may delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request).

o We may process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as a "redemption in kind"). See the Statement of Additional Information for further information.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

You should indicate your choice of option on your application. If no option is selected, distributions will automatically be reinvested in additional shares of the Fund (see "Share Option" below). All distributions will be based on the NAV in effect on the payable date.

--------------------------------------------------------------------------------
Distributions are paid according to the following options:

     SHARE OPTION  --  income  distributions  and  capital  gains  distributions reinvested in additional shares without a sales load.

     INCOME OPTION --  income   distributions   paid   in  cash;  capital  gains
                       distributions reinvested in additional shares without a sales load.

     CASH OPTION   --  income  distributions  and  capital  gains  distributions paid in cash.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

If you have received in cash any dividend or capital gains distribution from the Fund, you may return the distribution to the Fund within thirty days of the distribution date for reinvestment at the NAV next determined after its return. You or your dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES
================================================================================
The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and any net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to shareholders.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Distributions from the Fund are not eligible for the dividends received deduction available to corporations. A portion of the Fund's distributions may be classified as a return of capital, which portion is generally not taxable to you.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to how long you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions and exchanges of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. Because REITs cannot provide complete information about the taxability of their distributions until after the end of the calendar year, the Trust plans to ask the Internal Revenue Service each year for an extension of time to issue Forms 1099-DIV ("1099s") for the Fund. If this request is approved, we expect to mail 1099s to Fund shareholders in non-retirement plan accounts prior to March 1 of each year.

The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisor about the tax consequences of distributions from the Fund, redemptions and exchanges of Fund shares, and the use of the Automatic Withdrawal Plan.

CALCULATION OF SHARE PRICE
================================================================================
On each day that the Fund is open for business, the share price (NAV) of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Fund will fluctuate with the value of the securities it holds.

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14

================================================================================
                            CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE  CAREFULLY  LIMIT AND CONTROL THE  SHARING OF YOUR  INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Wells Family of Real Estate Funds (the "Trust"), Wells Asset Management, Inc., the Trust's investment adviser, and Wells Investment Securities, Inc., the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-800-282-1581   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

================================================================================

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III        William H.  Keogler,  Jr.
John L. Bell            Donald S. Moss
Michael R. Buchanan     Walter W. Sessoms
Richard W. Carpenter    Neil H. Strickland
Bud Carter

INVESTMENT ADVISER                                WELLS S&P REIT
Wells Asset  Management, Inc.                       INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092                             Prospectus

                                                  July 15, 2003
SUB-ADVISER                                   Revised August 29, 2003
Rydex Global Advisors
9601 Blackwell Road, Suite 500                    CLASS I SHARES
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT  AUDITORS
Ernst & Young, LLP
1300 Chiquita Center                                      [LOGO OMITTED]
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-282-1581.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.
File No. 811-8355

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------
ACCOUNT APPLICATION

DO   NOT   USE   THIS  APPLICATION  TO
ESTABLISH A FUND INDIVIDUAL RETIREMENT
ACCOUNT.

PLEASE PRINT  CLEARLY ALL ITEMS EXCEPT
SIGNATURE.                                             W E L L S

TO   AVOID  HAVING  YOUR   APPLICATION                   S & P    [LOGO OMITTED]
RETURNED, PLEASE BE SURE TO COMPLETE
STEPS 1, 2 & 7.                                     REIT INDEX FUND

RETURN COMPLETED FORM WITH PAYMENT TO
THE FUND:

   P.O. BOX 46707, CINCINNATI,
   OHIO 45246-0707

FOR ASSISTANCE WITH OTHER FORMS,
PLEASE CALL US AT 1-800-282-1581.
--------------------------------------

================================================================================

--------------------------------------------------------------------------------
STEP 1: ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
1A.  CHECK ONE

[ ]  INDIVIDUAL

     ___________________________________________________________________________
                    Owner's Name (as you want it to appear)

DATE OF BIRTH OF OWNER _________________ / ___________________ /________________

OCCUPATION _____________________________________________________________________

EMPLOYER NAME / ADDRESS ________________________________________________________

CITIZENSHIP: [ ] U.S.  [ ] Other _______________________________________________
                           Specify Country (Non-resident aliens must provide IRS form W-8 and a copy of their passport.)

Are you an associated person of an NASD member? [ ] Yes  [ ] No

[ ]  JOINT ACCOUNT (CANNOT BE A MINOR)
     Joint owners have rights of survivorship, unless state laws regarding community property apply.

     ___________________________________________________________________________
                       Joint Owner's Name (if applicable)

DATE OF BIRTH OF JOINT OWNER _______________ / _______________ / _______________

OR
[ ]  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
     Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account

     ___________________________________________________________________________
            Name of Trust, Corporation, Partnership or other Entity

     If a Trust _________________________________________________ ______________
                   Name of Trustee(s) or Authorized Individual      Trust Date

OR

[ ]  GIFT/TRANSFER TO A MINOR (UGMA/UTMA)

     ________________________________________________________ as a custodian for
              Custodian's Name (only one permitted)

     __________________________________________ under the ___________ UGMA/UTMA.
         Minor's Name (only one permitted)                   State

     ___________________________________________________________________________
     Custodian's Social Security Number               Custodian's Date of Birth

     ___________________________________________________________________________
     Minor's date of birth

1B.  TAXPAYER IDENTIFICATION NUMBER

                         __ __ __ - __ __ - __ __ __ __

     Owner's Social Security ID Number (use Minor's SSN for Custodial account)

                         __ __ __ - __ __ - __ __ __ __

                    Joint Owner's Social Security ID Number

1C.  MAILING ADDRESS AND TELEPHONE NUMBER

     ___________________________________________________________________________
     Number and Street

     ____________________________________________ ________________ _____________
     City                                         State            Zip

     ( _____ ) __________________________________ ( _____ ) ____________________
     Telephone Number                             Fax Number

--------------------------------------------------------------------------------
STEP 2: FUND SELECTION AND INITIAL INVESTMENT
--------------------------------------------------------------------------------

Indicate the amount for each share class selected.
Please enclose one check for the total amount of your investment. ($2,500 min.; $1,000 for tax-deferred retirement plans)

                                              AMOUNT

     Wells S&P Reit Index (Class I)       $____________

     Wells Money Market Account           $____________

Please see prospectus for eligibility requirements.

--------------------------------------------------------------------------------
STEP 3: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU INDICATE OTHERWISE BELOW.

[ ] INCOME OPTION: Please distribute all income in cash, and reinvest my capital gains in additional shares of the Fund

[ ] CASH OPTION 1: Please distribute all income and capital gains in cash by check.

[ ] CASH OPTION 2: Please distribute all income and capital gains in cash directly to the bank account identified in Step 6.

--------------------------------------------------------------------------------
STEP 4: DUPLICATE STATEMENTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

Please send duplicate statements and confirmations to an address other than that listed in Section 1C (optional):

     ___________________________________________________________________________
     Name

     ___________________________________________________________________________
     Company Name

     ___________________________________________________________________________
     Street Address

     ____________________________________________ ________________ _____________
     City                                         State            Zip

================================================================================
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Please remember that any documents or information we gather in the verification process will be maintained in a confidential manner.
================================================================================

--------------------------------------------------------------------------------
STEP 5: ACCOUNT SERVICE OPTIONS
--------------------------------------------------------------------------------

5A.  PURCHASE OPTIONS

AUTOMATIC INVESTMENT PLAN* [ ] Yes  [ ] No

     Permits you to automatically invest in your Fund account through your bank account (You must complete Step 6.) Please indicate the amount and interval (monthly on the 15th, the last day of each month or both.) Minimum balance of $2,500 is required with $100 minimum for each monthly investment.

PLEASE MAKE MY AUTOMATIC INVESTMENT ON:
     [ ]  the last business day of each month
     [ ]  the 15th day of each month
     [ ]  both the 15th and last business day

AMOUNT $ _______________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Bi-Monthly

* This plan involves continuous investment, regardless of share price levels, and does not assure a profit or protect against a loss in declining markets.

5B.  REDEMPTION OPTION

BY ELECTRONIC TRANSFER (to your bank account) [ ] Yes  [ ] Decline

     If yes, you must complete bank information in Step 6 and select method of transfer.

[ ]  (ACH) Automated Clearing House or  [ ] WIRE

5C.  SYSTEMATIC WITHDRAWAL PLAN [ ] Yes  [ ] No
     Note: Account balance must be $5,000 or more to use this option. Minimum amount of withdrawal $50 per transaction. See prospectus for details.

AMOUNT $ _______________________________________________________________________

START MONTH ____________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Quarterly  [ ] Annually

SYSTEMATIC WITHDRAWAL PLAN PAYMENT METHOD OPTIONS:

[ ]  By check to address of record

[ ]  ACH (2-3 day free service to pay instructions in Step 6)

[ ]  Wire (Receiving bank may charge incoming wire fee)

--------------------------------------------------------------------------------
STEP 6: ELECTRONIC FUNDS TRANSFER INSTRUCTIONS
--------------------------------------------------------------------------------

ATTACH         By  attaching  a voided  check or deposit  slip below and signing
YOUR           Step 7 I authorize  credits/debits  to/from  this bank account in
VOIDED         conjunction with the account options  selected.  I understand for
CHECK          the selected  options  involving wire  transactions,  my bank may
HERE           charge me wire  fees.  I agree  that the Fund and its  agents may make  additional  attempts  to  debit/credit  my  account  if the
WE CANNOT initial attempt fails and that I will be liable for any ESTABLISH associated costs. All account options selected shall become part
THESE          of the terms, representations and conditions of this application.
SERVICES
WITHOUT IT.    _________________________________________________________________
               Signature(s) of depositor (if different from signature in Step 7)

               _________________________________________________________________
                         Signature of designated Co-Bank Account Owner

               THIS IS A:
               [ ] checking account  [ ] savings account

--------------------------------------------------------------------------------
STEP 7: SIGNATURES AND CERTIFICATIONS
--------------------------------------------------------------------------------

BY SIGNING BELOW, I CERTIFY THAT:

o I have received and read the current prospectus of the Wells S&P Reit Index Fund ( the "Fund Company") in which I am investing. I certify that I have the authority and legal capacity to make this purchase in this account, and that I am of legal age in my state of residence.

o I agree to read the prospectus for any Fund into which I request an exchange. I understand that the terms, representations and conditions in this application and the prospectus as amended from time to time, will apply to this account and any account established at a later date.

o I authorize the Fund Company and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with procedures described in the prospectus for this account or any account into which exchanges are made. I authorize the registered representative assigned to my account to have access to my account and to act on my behalf with respect to my account. I agree that neither the Fund Company nor any of its agents will be liable for any loss, cost or expense for acting on such instructions.

o The Fund Company can redeem shares from my account(s) to reimburse for any loss due to non-payment or other indebtedness.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:
1.   I am a U.S. person (including a U.S. resident alien).
2.   The Taxpayer Identification Number shown on this application is correct.
3. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends.

CROSS OUT ITEM 3 IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

--------------------------------------------------------------------------------
                       EACH ACCOUNT OWNER MUST SIGN HERE

___________________________________________________________ ____________________
Signature of Owner, Trustee or Custodian                    Date

___________________________________________________________ ____________________
Signature of Joint Owner or Co-Trustee (if any)             Date
--------------------------------------------------------------------------------

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
STEP 8: INVESTMENT BROKER/DEALER
--------------------------------------------------------------------------------

IMPORTANT: To be completed by broker/dealer representative. Registered Reps must complete Step 4 for duplicate statement and confirmations to be sent to your office. (Broker/Dealer must have approved agreement with the Fund distributor).

     ___________________________________________________________________________
     Broker/Dealer Firm Name                                Dealer #

     ___________________________________________________________________________
     Representative's Name      Rep #       Branch #        Rep Telephone Number

     ___________________________________________________________________________
     Rep Office Street Address              Rep Office City/State/Zip

     ___________________________________________________________________________
     Authorized Signature

PLEASE RETURN APPLICATION AND CHECK MADE PAYABLE TO:

                           WELLS S&P REIT INDEX FUND
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

THANK YOU FOR YOUR INVESTMENT. YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT, SHARES PURCHASED AND PRICE PAID PER SHARE. FOR ASSISTANCE CALL 1-800-282-1581.